Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Benefits paid	$ 3	$ 3
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	9,866
Current service cost	249	193	$ 210
Past service (income)		(5)	7
Interest cost	1	(20)	(10)
Actuarial (gains) losses due to:
Changes in demographic assumptions	(16)	9
Changes in financial assumptions	(484)	(1,345)
Plan member experience	(59)	(92)
Foreign exchange and other	(6)	(9)
(Deficit) and net defined benefit (liability) at end of year	(429)	(143)	408
Defined benefit obligation at end of year	10,493	9,866
Actuarial (losses) recognized in other comprehensive income for the year	(330)	(642)
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	9,866	8,311
U.S. plan merger		46
Current service cost	249	193
Past service (income)		(5)
Interest cost	286	324
Employer contributions	17	17
Benefits paid	(516)	(456)
Actuarial (gains) losses due to:
Changes in demographic assumptions	16	(9)
Changes in financial assumptions	484	1,345
Plan member experience	59	92
Foreign exchange and other	32	8
Defined benefit obligation at end of year	10,493	9,866	8,311
Wholly or partially funded defined benefit obligation	10,330	9,687
Unfunded defined benefit obligation	163	179
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	9,723	8,719
U.S. plan merger		43
Interest cost	285	344
Return on plan assets (excluding interest income)	235	795
Employer contributions	296	256
Employee contributions	17	17
Benefits paid	(516)	(456)
Actuarial (gains) losses due to:
Administrative expenses	(5)	(5)
Foreign exchange and other	29	10
(Deficit) and net defined benefit (liability) at end of year	(429)	(143)
Defined benefit obligation at end of year	10,064	9,723	8,719
Actuarial (losses) recognized in other comprehensive income for the year	235	795
Pension Plans [member] | Other assets [member]
Actuarial (gains) losses due to:
(Deficit) and net defined benefit (liability) at end of year	124	186
Pension Plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
(Deficit) and net defined benefit (liability) at end of year	(553)	(329)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,254
Current service cost	11	9	26
Past service (income)			(277)
Interest cost	32	37	45
Actuarial (gains) losses due to:
Changes in demographic assumptions	(12)	21
Changes in financial assumptions	(45)	(153)
Plan member experience	38	3
(Deficit) and net defined benefit (liability) at end of year	(1,109)	(1,079)	(960)
Defined benefit obligation at end of year	1,290	1,254
Actuarial (losses) recognized in other comprehensive income for the year	(13)	(106)
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,254	1,113
Current service cost	11	9
Interest cost	37	44
Employer contributions	5	5
Benefits paid	(48)	(53)
Actuarial (gains) losses due to:
Changes in demographic assumptions	14	(22)
Changes in financial assumptions	50	161
Plan member experience	(35)	(3)
Foreign exchange and other	2
Defined benefit obligation at end of year	1,290	1,254	1,113
Wholly or partially funded defined benefit obligation	143	129
Unfunded defined benefit obligation	1,147	1,125
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	175	153
Interest cost	5	7
Return on plan assets (excluding interest income)	6	23
Employer contributions	36	40
Employee contributions	5	5
Benefits paid	(48)	(53)
Actuarial (gains) losses due to:
Foreign exchange and other	2
(Deficit) and net defined benefit (liability) at end of year	(1,109)	(1,079)
Defined benefit obligation at end of year	181	175	$ 153
Actuarial (losses) recognized in other comprehensive income for the year	6	23
Other employee future benefit plans [member] | Other assets [member]
Actuarial (gains) losses due to:
(Deficit) and net defined benefit (liability) at end of year	38	46
Other employee future benefit plans [member] | Other liabilities [member]
Actuarial (gains) losses due to:
(Deficit) and net defined benefit (liability) at end of year	$ (1,147)	$ (1,125)